Condensed Statements of Cash Flows (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
Cash flows from operating activities:
Net loss	¥ (1,150,027)	$ (7,593)	¥ (885,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	101,331	669	38,896
Stock-based compensation	3,355	22	32,768
Foreign exchange losses (gains)	(35,940)	(237)	4,043
Asset retirement obligation accretion	490	3	332
Changes in operating assets and liabilities:
Accounts receivable-trade	185,278	1,223	(39,831)
Inventories	(56,903)	(376)	(30,511)
Prepaid expenses and other current assets	(25,179)	(166)	(13,250)
Operating lease right-of-use assets, net	66,973	442	30,909
Other assets	(35,681)	(236)	(1,678)
Accounts payable	(382,095)	(2,523)	24,123
Accrued expenses and other current liabilities	(16,123)	(105)	9,501
Operating lease liabilities	(40,544)	(268)	(31,968)
Net cash used in operating activities	(1,385,065)	(9,145)	(861,666)
Cash flows from investing activities:
Purchases of property and equipment	(64,797)	(428)	(47,351)
Purchases of intangible assets	(3,963)	(26)	(1,970)
Net cash used in investing activities	(68,760)	(454)	(49,321)
Cash flows from financing activities:
Proceeds from borrowings			250,000
Repayments of borrowings	(6,666)	(44)
Repayments of finance lease liabilities	(8,022)	(53)	(6,972)
Payments of offering costs	(237,222)	(1,566)	(24,151)
Proceeds from issuance of convertible preferred stock			2,171,103
Proceeds from issuance of common stock upon initial public offering - net of underwriting discounts and commissions	1,949,940	12,874
Net cash provided by financing activities	1,698,030	11,211	2,389,980
Effect of exchange rate changes on cash and cash equivalents	40,949	270
Net increase in cash and cash equivalents	285,154	1,882	1,478,993
Cash and cash equivalents at beginning of period	2,135,513	14,100	1,795,963
Cash and cash equivalents at end of period	2,420,667	15,982	3,274,956
Non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for lease liabilities	487,359	3,218	2,716
Property and equipment acquired under finance leases			3,996
Purchases of property and equipment included in accounts payable	21,089	139	8,332
Offering costs included in accounts payable and, accrued expenses and other current liabilities	¥ 23,025	$ 152	¥ 23,417